Note 18 - Regulatory Matters - Compliance With Regulatory Capital Requirements Under Banking Regulations (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2015	Dec. 31, 2014
Total capital (to risk-weighted assets), actual, amount	$ 75,800	$ 60,820
Total capital (to risk-weighted assets), actual, ratio	0.123	0.0849
Total capital (to risk-weighted assets), for capital adequacy, amount	$ 49,285	$ 57,313
Total capital (to risk-weighted assets), for capital adequacy, ratio	0.08	0.08
Total capital (to risk-weighted assets), to be well capitalized, amount	$ 61,606	$ 71,642
Total capital (to risk-weighted assets), to be well capitalized, ratio	0.10
Tier 1 capital (to risk-weighted assets), actual, amount	$ 68,813	$ 53,115
Tier 1 capital (to risk-weighted assets), actual, ratio	0.1117	0.0741
Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 36,964	$ 42,985
Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	0.06	0.06	0.06	0.04
Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 49,285	$ 57,313
Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	0.08	0.08
Common Equity Tier 1 capital (to risk-weighted assets), actual, amount	$ 68,813	$ 53,115
Common Equity Tier 1 capital (to risk-weighted assets), actual, ratio	0.1117	0.0741
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 27,723	$ 32,239
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	4.50%	4.50%	4.50%
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 40,044	$ 46,567
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	6.50%	6.50%
Tier 1 capital (to average assets), actual, amount	$ 68,813	$ 53,115
Tier 1 capital (to average assets), actual, ratio	0.0911	0.0707
Tier 1 capital (to average assets), for capital adequacy, amount	$ 30,205	$ 30,032
Tier 1 capital (to average assets), for capital adequacy, ratio	0.04	0.04
Tier 1 capital (to average assets), to be well capitalized, amount	$ 37,756	$ 37,540
Tier 1 capital (to average assets), to be well capitalized, ratio	0.05	0.05